Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Credit exposure	S/ 28,173,806	S/ 26,857,925
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 28,173,806	S/ 26,857,925
Credit Exposure Percentage	100.00%	100.00%
Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 594,471	S/ 622,528
Credit Exposure Percentage	2.10%	2.30%
Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 196,155	S/ 192,650
Credit Exposure Percentage	0.70%	0.70%
Unrated Deposits [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,919,515	S/ 3,609,388
Credit Exposure Percentage	13.90%	13.50%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,529,258	S/ 3,432,987
Credit Exposure Percentage	12.50%	12.70%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,621,105	S/ 2,287,880
Credit Exposure Percentage	9.20%	8.50%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 773,621	S/ 1,028,735
Credit Exposure Percentage	2.80%	3.80%
Instruments Issued And Rated In Peru [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 130,996	S/ 111,708
Credit Exposure Percentage	0.50%	0.40%
Instruments Issued And Rated In Peru [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,536	S/ 4,664
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 15,873,921	S/ 15,003,866
Credit Exposure Percentage	56.40%	55.90%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 15,354,696	S/ 14,011,438
Credit Exposure Percentage	54.50%	52.20%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 440,946	S/ 774,100
Credit Exposure Percentage	1.60%	2.90%
Instruments Issued In Peru And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 78,279	S/ 218,328
Credit Exposure Percentage	0.30%	0.80%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,591,796	S/ 3,536,133
Credit Exposure Percentage	12.70%	13.20%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 8,320	S/ 9,429
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 143,289	S/ 111,247
Credit Exposure Percentage	0.50%	0.40%
Instruments Issued And Rated Abroad [Member] | A- / A+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 679,515	S/ 689,996
Credit Exposure Percentage	2.40%	2.60%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,642,879	S/ 2,581,191
Credit Exposure Percentage	9.40%	9.60%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 93,243	S/ 124,581
Credit Exposure Percentage	0.30%	0.50%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 24,550	S/ 19,689
Credit Exposure Percentage	0.10%	0.10%
Negotiable certificates of deposit issued by the BCRP [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,057,692	S/ 2,123,858
Credit Exposure Percentage	7.30%	8.00%
Mutual Funds And Investment Funds Participations [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,726,722	S/ 1,396,582
Credit Exposure Percentage	6.10%	5.20%
Term Deposits [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 133,066	S/ 86,515
Credit Exposure Percentage	0.50%	0.30%
Others [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,035	S/ 2,433
Credit Exposure Percentage	0.00%	0.00%
Nonlisted And Listed Shares [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 27,705,116	S/ 26,397,552
Credit Exposure Percentage	98.30%	98.30%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 468,690	S/ 460,373
Credit Exposure Percentage	1.70%	1.70%